EMPLOYEE BENEFIT PLANS - Postretirement Benefits Other Than Pensions, Actuarial Gains and Losses, and Assumptions (Details) - Postretirement Medical Benefit Plans - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Net unrecognized actuarial gains and losses related to the postretirement medical benefit obligation are included in accumulated other comprehensive income
Actuarial gain included in accumulated other comprehensive income at beginning of year	$ (1,082)	$ 3,081
Reclassification adjustment included in income	14	31
Plan amendments - prior service cost	896
Actuarial gain (loss) per actuarial study	632	(4,194)
Actuarial gain (loss) included in accumulated other comprehensive income at end of year	$ 460	$ (1,082)
Assumptions used
Weighted-average discount rate	3.90%
Initial health care cost trend (2015)	8.00%
Ultimate health care cost trend	4.50%
Year that the rate reached the ultimate health care cost trend rate	2025
Average remaining service lives of active plan participants (years)	12 years 1 month 2 days
Impact of changes in the assumed health care cost trend rates upon the accumulated postretirement medical benefit obligation and the net periodic postretirement medical benefit expense
1% increase, Accumulated postretirement medical benefit obligation	$ 709
1% decrease, Accumulated postretirement medical benefit obligation	(620)
1% increase, Net periodic postretirement medical benefit expense	131
1% decrease, Net periodic postretirement medical benefit expense	$ (109)